Other service fees	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements [Abstract]
Other service fees

Note 40 – Other service fees

The following table presents the major categories of other service fees for the years ended December 31, 2014, 2013 and 2012.

(In thousands)	2014	2013	2012
Debit card fees	$43,146	$41,912	$43,528
Insurance fees	54,158	52,309	51,363
Credit card fees	67,639	65,727	61,071
Sale and administration of investment products	27,711	35,272	37,766
Trust fees	18,209	17,285	16,353
Processing fees	-	-	6,330
Other fees	14,402	16,846	16,104
Total other service fees	$225,265	$229,351	$232,515